Taxes on Income (Schedule of Income (loss) Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes, Israel	$ (13,124)	$ (12,287)	$ (30,101)
Loss before income taxes, Foreign jurisdictions	2,516	970	2,799
Loss before income taxes	(10,608)	(11,317)	(27,302)
Current taxes, Israel	261	235	201
Current taxes, Foreign jurisdictions	511	457	921
Current taxes	772	692	1,122
Current tax (benefits) expenses relating to prior years, Israel	10	(814)	(10)
Current tax (benefits) expenses relating to prior years, Foreign jurisdictions	5	168	(116)
Current tax (benefits) expenses relating to prior years	15	(646)	(126)
Deferred taxes, Israel	0	2,359	(1,857)
Deferred taxes, Foreign jurisdictions	84	(14)	(28)
Deferred taxes	84	2,345	(1,885)
Income tax expense (benefit)	$ 871	$ 2,391	$ (889)